Earnings per share	12 Months Ended
Mar. 31, 2016
Earnings per share
Earnings per share

10.   Earnings per share

Basic earnings per share is computed by dividing net income attributable to ordinary shareholders by the weighted average number of outstanding ordinary shares, adjusted for outstanding ordinary shares that are subject to repurchase.

For the calculation of diluted earnings per share, net income attributable to ordinary shareholders for basic earnings per share is adjusted by the effect of dilutive securities, including share-based awards, under the treasury stock method. In addition, the computation of the diluted earnings per share assumes the conversion of Convertible Preference Shares (Note 22) since their issuance. Potentially dilutive securities, of which the amounts are insignificant, have been excluded from the computation of diluted net income per share if their inclusion is anti-dilutive.

The following table sets forth the computation of basic and diluted net income per share/ADS for the following periods:

	Year ended March 31,
	2014	2015	2016
	(in millions of RMB, except share data and per share data)
Numerator:
Net income attributable to ordinary shareholders for computing net income per ordinary share — basic	23,076	24,149	71,460
Reversal of accretion of Convertible Preference Shares	31	15	—
Reversal of dividend of Convertible Preference Shares	208	97	—

Net income attributable to ordinary shareholders for computing net income per ordinary share — diluted	23,315	24,261	71,460
Shares (denominator):
Weighted average number of shares used in calculating net income per ordinary share — basic (million shares)	2,175	2,337	2,458
Adjustments for dilutive share options and RSUs (million shares)	66	120	104
Conversion of Convertible Preference Shares (million shares)	91	43	—

Weighted average number of shares used in calculating net income per ordinary share — diluted (million shares)	2,332	2,500	2,562
Net income per ordinary share/ADS — basic (RMB)	10.61	10.33	29.07

Net income per ordinary share/ADS — diluted (RMB)	10.00	9.70	27.89